Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net
7.	Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31, 2018	As of December 31, 2017
Computer hardware and software	27,365	26,001
Office furniture and fixture	15,255	11,915
Buildings	2,018	2,790
Land	41	64

Total property and equipment	44,679	40,770

Accumulated depreciation	$(24,963)	$(24,599)

Total property and equipment, net	$19,716	$16,171

Total depreciation expense for the years 2018 and 2017 is $4,985 and $5,075, respectively and for the year 2018 $363 of impairment for long-lived assets for the building in Venezuela subsidiary.